Convertible Note Payable (Details Narrative) - USD ($)			1 Months Ended			12 Months Ended
	Sep. 28, 2020	Oct. 31, 2019	Sep. 30, 2020	Mar. 31, 2020	Oct. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 30, 2020
Debt instrument maturity date, description						Mature on various dates from April 29, 2021 to September 14, 2021.
Proceeds from debt, net of issuance costs			$ 1,900,000	$ 1,900,000
Shares issued price per share									$ 2.04
Interest expenses						$ 400,000	$ 500,000	$ 500,000
Convertible note payable, net of debt discounts						1,180,908	$ 916,511
Note Holder One [Member]
Beneficial conversion feature					$ 113,526
Note Holder Two [Member]
Beneficial conversion feature				165,580
Note Holder Three [Member]
Beneficial conversion feature			246,040
Convertible Promissory Note-2 [Member]
Fair value of warrant liability				1,388,420
Convertible Promissory Note-2 [Member] | Warrants [Member]
Fair value of warrant liability				11,580
Convertible Promissory Note-2 [Member] | Warrants [Member] | Note Holder [Member]
Fair value of warrant liability				11,676
Convertible Promissory Note-3 [Member]
Fair value of warrant liability			1,381,960
Convertible Promissory Note-3 [Member] | Warrants [Member]
Fair value of warrant liability			18,040
Convertible Promissory Note-3 [Member] | Warrants [Member] | Note Holder [Member]
Fair value of warrant liability			18,275
Convertible Promissory Note-1 [Member]
Fair value of warrant liability					988,874
Beneficial conversion feature	$ 21,000
Debt discount	$ 21,000
Floor price per share	$ 2.4	$ 3
Beneficial conversion feature description	Because the difference in fair value of embedded conversion feature immediately before and immediately after the modification was approximately $21,000, which is less than 10% of the initial fair value of the Note, it was considered a modification effectuated on September 28, 2020.
Convertible Promissory Note-1 [Member] | Warrants [Member]
Fair value of warrant liability					11,126
Convertible Promissory Note-1 [Member] | Warrants [Member] | Note Holder [Member]
Fair value of warrant liability					11,250
Note-1 [Member]
Proceeds to beneficial conversion feature and detachable warrant					164,651
Interest expenses						160,216
Contractual interest obligation						37,000
Amortization of the discounts and debt issuance cost						124,000
Convertible note payable, net of debt discounts						998,837
Note-2 [Member]
Proceeds to beneficial conversion feature and detachable warrant				257,159
Finder Fee				80,000
Equity component cost				24,000
Debt discount				56,000
Interest expenses						244,871
Contractual interest obligation						46,000
Amortization of the discounts and debt issuance cost						199,000
Note-3 [Member]
Proceeds to beneficial conversion feature and detachable warrant			344,079
Unamortized debt discount						257,352
Finder Fee			80,874
Equity component cost			24,262
Debt discount			56,612
Interest expenses						119,648
Contractual interest obligation						19,000
Amortization of the discounts and debt issuance cost						101,000
Convertible note payable, net of debt discounts						$ 1,180,908
Private Placement [Member] | Convertible Promissory Note [Member]
Principal amount		$ 1,040,000			$ 1,040,000
Debt instrument, interest rate		5.00%			5.00%
Original issue discount		$ 40,000			$ 40,000
Shares issued price per share		$ 9.0			$ 9.0
Warrants to purchase common stock		26,667			26,667
Warrant exercise price		$ 9.0			$ 9.0
Private Placement [Member] | Convertible Promissory Note-2 [Member]
Principal amount				$ 1,480,000
Debt instrument, interest rate				5.00%
Original issue discount				$ 80,000
Proceeds from debt, net of issuance costs				$ 1,340,000
Shares issued price per share				$ 9.0
Debt conversion description				On the Maturity Dates, the holders of the Notes have the rights to convert all of the outstanding balance of the Notes at a price of no less than $3.0 per share for Note-1 and $2.4 per share for Note-2 and Note-3.
Warrants to purchase common stock				53,334
Warrant exercise price				$ 9.0
Private Placement [Member] | Convertible Promissory Note-2 [Member] | Purchase Agreement [Member]
Proceeds from debt, net of issuance costs				$ 1,900,000
Shares issued price per share				$ 2.1
Shares upon conversion				285,714
Private Placement [Member] | Convertible Promissory Note-2 [Member] | Maximum [Member]
Shares upon conversion				1,000,000
Private Placement [Member] | Convertible Promissory Note-3 [Member]
Principal amount			$ 1,480,000
Debt instrument, interest rate			5.00%
Original issue discount			$ 80,000
Proceeds from debt, net of issuance costs			$ 1,340,000
Shares issued price per share			$ 9.0
Debt conversion description			On the Maturity Dates, the holders of the Notes have the rights to convert all of the outstanding balance of the Notes at a price of no less than $3.0 per share for Note-1 and $2.4 per share for Note-2 and Note-3.
Warrants to purchase common stock			53,334
Warrant exercise price			$ 9.0
Private Placement [Member] | Convertible Promissory Note-3 [Member] | Purchase Agreement [Member]
Proceeds from debt, net of issuance costs			$ 1,900,000
Shares issued price per share			$ 2.7
Shares upon conversion			222,222
Private Placement [Member] | Convertible Promissory Note-3 [Member] | Maximum [Member]
Shares upon conversion			1,000,000
Private Placement [Member] | Convertible Promissory Note-1 [Member]
Debt instrument maturity date, description					All three Notes mature in 12 months from the issue dates of the Notes
Proceeds from debt, net of issuance costs					$ 1,000,000
Debt conversion description					On the Maturity Dates, the holders of the Notes have the rights to convert all of the outstanding balance of the Notes at a price of no less than $3.0 per share for Note-1 and $2.4 per share for Note-2 and Note-3.
Private Placement [Member] | Convertible Promissory Note-1 [Member] | Purchase Agreement [Member]
Proceeds from debt, net of issuance costs					$ 1,000,000
Private Placement [Member] | Convertible Promissory Note-1 [Member] | Maximum [Member]
Shares upon conversion					470,000